Geographic Information and Customer Concentration	12 Months Ended
Dec. 31, 2023
Geographic Information and Customer Concentration [Abstract]
Geographic Information and Customer Concentration	Geographic Information and Customer Concentration

As a result of the Government segment being presented as discontinued operations, the Company is organized in one segment, Restaurant/Retail. As such, segment disclosures related to the Government segment have been removed.

The following table represents revenues by country based on the location of the revenue:

	Year Ended December 31,
(in thousands)	2023	2022	2021
United States	$253,115	$242,753	$189,639
International	23,599	19,594	20,712
Total	$276,714	$262,347	$210,351

The following table represents assets by country based on the location of the assets:

	December 31,
(in thousands)	2023	2022
United States	$767,894	$809,437
International	34,712	45,421
Total	$802,606	$854,858

Customers comprising 10% or more of the Company’s total revenues are summarized as follows:

	Year Ended December 31,
	2023	2022	2021
Yum! Brands, Inc.	13%	14%	15%
McDonald’s Corporation	12%	17%	16%
Dairy Queen	11%	9%	9%
All Others	64%	60%	60%
	100%	100%	100%

No other customer within “All Others” represented more than 10% of the Company’s total revenue for the years ended 2023, 2022, and 2021.